Deposits	12 Months Ended
Dec. 31, 2018
Deposits From Customers Abstract [Abstract]
Disclosure Of Deposits From Customers Explanatory

20. Deposits

Details of deposits as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Demand deposits
Demand deposits in Korean won	￦	113,676,999	￦	115,602,691
Demand deposits in foreign currencies		6,911,782		6,887,280

Total demand deposits		120,588,781		122,489,971

Time deposits
Time deposits in Korean won		127,562,153		145,336,136
Time deposits in foreign currencies		4,481,607		5,501,887
Fair value adjustments on valuation of fair value hedged items		(51,033)		(89,264)

Sub-total		4,430,574		5,412,623

Total time deposits		131,992,727		150,748,759

Certificates of deposits		3,218,540		3,531,719

Total deposits	￦	255,800,048	￦	276,770,449